INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pretax income	$ 71,249	$ 64,405	$ 52,830
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the ordinary tax rate	$ 16,387	$ 14,813	$ 12,151
Nondeductible expenses (income)	27	(284)	2,123
Losses and timing differences in respect of which no deferred taxes assets were recognized	(124)	(557)	1,742
Tax adjustment in respect of different tax rates	1,981	1,087	499
Adjustment in respect of tax rate deriving from "approved enterprises"	(2,624)	(3,133)	(3,002)
Tax related to previous years	(1,111)	281	(340)
Others	43	1,148	(428)
Income tax expense	$ 14,579	$ 13,355	$ 12,745